Lease commitments (Details 5) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Lease commitments
2016	¥ 147
2017	82
2018	45
2019	30
2020	30
2021 and thereafter	78
Total minimum future rentals	¥ 412